Risk/Return Detail Data - FidelityLimitedTermGovernmentFund-PRO	Jan. 29, 2025 USD ($)
Risk/Return:
Registrant Name	Fidelity Advisor Series IV
FidelityLimitedTermGovernmentFund-PRO | Fidelity Limited Term Government Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund: Fidelity® Limited Term Government Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Limited Term Government Fund seeks a high level of current income in a manner consistent with preserving principal.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees , such as brokerage commissions, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 75 % of the average value of its portfolio.
Portfolio Turnover, Rate	75.00%
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in U.S. Government securities and repurchase agreements for those securities. U.S. Government securities are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security. Certain issuers of U.S. Government securities, including Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are sponsored or chartered by Congress but their securities are neither issued nor guaranteed by the U.S. Treasury. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed-upon price. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Managing the fund to have similar overall interest rate risk to the Bloomberg U.S. 1-5 Year Government Bond Index. Normally maintaining a dollar-weighted average maturity between two and five years. Allocating assets across different market sectors and maturities. Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Mar. 31, 2020
Highest Quarterly Return	3.69%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2022
Lowest Quarterly Return	(3.48%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityLimitedTermGovernmentFund-PRO | Fidelity Limited Term Government Fund | Fidelity Limited Term Government Fund
Risk/Return:
Management fee	0.20%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.10%
Total annual operating expenses	0.30%
1 year	$ 31
3 years	97
5 years	169
10 years	$ 381
2015	0.54%
2016	0.58%
2017	0.57%
2018	1.15%
2019	3.75%
2020	3.91%
2021	(1.46%)
2022	(6.18%)
2023	4.11%
2024	3.10%
FidelityLimitedTermGovernmentFund-PRO | Fidelity Limited Term Government Fund | Return Before Taxes | Fidelity Limited Term Government Fund
Risk/Return:
Label	Return Before Taxes
Past 1 year	3.10%
Past 5 years	0.62%
Past 10 years	0.96%
FidelityLimitedTermGovernmentFund-PRO | Fidelity Limited Term Government Fund | After Taxes on Distributions | Fidelity Limited Term Government Fund
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	1.87%
Past 5 years	(0.03%)
Past 10 years	0.37%
FidelityLimitedTermGovernmentFund-PRO | Fidelity Limited Term Government Fund | After Taxes on Distributions and Sales | Fidelity Limited Term Government Fund
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	1.83%
Past 5 years	0.20%
Past 10 years	0.48%
FidelityLimitedTermGovernmentFund-PRO | Fidelity Limited Term Government Fund | LB069
Risk/Return:
Label	Bloomberg U.S. 1-5 Year Government Bond Index
Past 1 year	3.32%
Past 5 years	1.01%
Past 10 years	1.34%
FidelityLimitedTermGovernmentFund-PRO | Fidelity Limited Term Government Fund | LB001
Risk/Return:
Label	Bloomberg U.S. Aggregate Bond Index
Past 1 year	1.25%
Past 5 years	(0.33%)
Past 10 years	1.35%